Income Taxes - Additional information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income taxes
Effective statutory tax rate	31.00%	31.00%	31.00%	31.00%
Effective tax rate	35.40%	24.10%	30.40%	24.60%